NOTE RECEIVABLE (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	May 31, 2012
NOTE RECEIVABLE [Abstract]
Promissory note	$ 100,000	$ 100,000	$ 100,000
Accrued interest	$ 5,315	$ 2,356
Interest rate			4.00%